OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, £ in Millions	6 Months Ended
	Jun. 30, 2016 USD ($) lease	Jun. 30, 2016 GBP (£)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,664,384		$ 1,847,403
Leases subject to tax lease | lease	1
Accrued gain (loss) on terminated contracts	$ 1,400
Foreign Tax Authority | Indonesia | NR Satu Related Claim
Loss Contingencies [Line Items]
Approximate amount of VAT importation charges included in potential waiver cancellation	$ 24,000
Interest rate for interest and penalties	2.00%	2.00%
Minimum
Loss Contingencies [Line Items]
Approximate amount of VAT importation charges included in potential waiver cancellation | £		£ 0
Maximum
Loss Contingencies [Line Items]
Approximate amount of VAT importation charges included in potential waiver cancellation | £		£ 20